Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year[1]	Summary Compensation Table Total for first PEO[2]	Compensation Actually Paid to first PEO	Summary Compensation Table Total for second PEO[2]	Compensation Actually Paid to second PEO	Average Summary Compensation Table Total for Non-PEO NEOs[2]	Average Compensation Actually Paid to Non-PEO NEOs	Year-End Value of $100 Investment Based On:[3]		GAAP Net Income ($ millions)	Company- Selected Measure
							Total Shareholder Return	S&P 500 Financials Total Shareholder Return		Adjusted Net Revenue ($ millions)[4]
2024	n/a	n/a	$30,099,482	$53,750,011	$10,561,951	$18,191,517	$181	$174	$12,874	$28,544
2023	n/a	n/a	$25,746,498	$47,120,269	$8,091,571	$15,629,985	$146	$133	$11,195	$25,054
2022	n/a	n/a	$21,058,543	$19,027,153	$7,689,150	$5,794,258	$118	$119	$9,930	$22,901
2021	n/a	n/a	$16,120,055	$10,224,761	$9,059,920	$905,219	$122	$133	$8,687	$18,961
2020	$27,774,448	$39,537,793	n/a	n/a	$7,444,659	$10,214,686	$120	$98	$6,411	$15,460

Named Executive Officers, Footnote	The PEO and Non-PEO NEOs for the applicable years were as follows:
•2024: Mr. Miebach served as our PEO and Messrs. Mehra, Vosburg and Murphy and Ms. Seshadri served as the Non-PEO NEOs
•2023: Mr. Miebach served as our PEO and Messrs. Mehra, Vosburg, Murphy, McLaughlin and Froman served as the Non-PEO NEOs
•2022: Mr. Miebach served as our PEO and Messrs. Mehra, Vosburg, Froman and Murphy served as the Non-PEO NEOs
•2021: Mr. Miebach served as our PEO and Messrs. Mehra, Banga, Vosburg and Froman served as the Non-PEO NEOs
•2020: Mr. Banga served as our PEO and Messrs. Mehra, Miebach, Vosburg and Murphy served as the Non-PEO NEOs

PEO Total Compensation Amount	$ 30,099,482
PEO Actually Paid Compensation Amount	$ 53,750,011
Adjustment To PEO Compensation, Footnote

Year and Position	Summary Compensation Table Total Compensation	Less Grant Date Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Plus Fair Value of Equity Awards Granted in the Covered Year and Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	Plus Fair Value of Equity Awards Granted and Vested in the Covered Year	Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	Compensation Actually Paid
PEO
2024	$30,099,482	$(24,107,986)	$27,205,245	$16,995,785	$224,364	$3,333,121	$53,750,011
Non-PEO NEOs
2024	$10,561,951	$(8,188,107)	$9,264,196	$5,397,076	$40,703	$1,115,698	$18,191,517

Non-PEO NEO Average Total Compensation Amount	$ 10,561,951	$ 8,091,571	$ 7,689,150	$ 9,059,920	$ 7,444,659
Non-PEO NEO Average Compensation Actually Paid Amount	$ 18,191,517	15,629,985	5,794,258	905,219	10,214,686
Adjustment to Non-PEO NEO Compensation Footnote

Year and Position	Summary Compensation Table Total Compensation	Less Grant Date Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Plus Fair Value of Equity Awards Granted in the Covered Year and Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	Plus Fair Value of Equity Awards Granted and Vested in the Covered Year	Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	Compensation Actually Paid
PEO
2024	$30,099,482	$(24,107,986)	$27,205,245	$16,995,785	$224,364	$3,333,121	$53,750,011
Non-PEO NEOs
2024	$10,561,951	$(8,188,107)	$9,264,196	$5,397,076	$40,703	$1,115,698	$18,191,517

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs MA and S&P 500 Financials TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs MA GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs MA Adjusted Net Revenue
Tabular List, Table

Listed below are the financial measures that in our assessment represent the most important performance measures we use to link “compensation actually paid” for the last fiscal year to company performance:

•Adjusted EPS •Adjusted Net Income	•Adjusted Net Revenue •Relative Total Shareholder Return

Total Shareholder Return Amount	$ 181	146	118	122	120
Peer Group Total Shareholder Return Amount	174	133	119	133	98
Net Income (Loss)	$ 12,874,000,000	$ 11,195,000,000	$ 9,930,000,000	$ 8,687,000,000	$ 6,411,000,000
Company Selected Measure Amount	28,544,000,000	25,054,000,000	22,901,000,000	18,961,000,000	15,460,000,000
PEO Name	Mr. Miebach	Mr. Miebach	Mr. Miebach	Mr. Miebach	Mr. Banga
Additional 402(v) Disclosure	The 2024 Summary Compensation Table totals reported for the PEO and the average of the Non-PEO NEOs for each year were subject to the adjustments in the chart below per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid.” In making such adjustments, equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. See the Pay versus performance table in the 2024 and 2023 proxy statements for the adjustments made to determine “compensation actually paid” for prior years.Reflects year-end value of an initial investment of $100 made on December 31, 2019. Metrics shown differ from net revenue under GAAP because they exclude the impact of currency translational and transactional activity related to foreign exchange rates and the related impact of our foreign exchange derivatives designated as cash flow hedging instruments. The currency impact is calculated by remeasuring the current period’s results using the prior period’s exchange rates for both the translational and transactional activity.
n/a = not applicable

Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted Net Revenue•Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted EPS•Adjusted Net Income
Miebach [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 30,099,482	$ 25,746,498	$ 21,058,543	$ 16,120,055
PEO Actually Paid Compensation Amount	53,750,011	$ 47,120,269	$ 19,027,153	$ 10,224,761
Banga [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 27,774,448
PEO Actually Paid Compensation Amount					$ 39,537,793
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,107,986)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,205,245
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,995,785
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,364
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,333,121
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,188,107)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,264,196
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,397,076
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,703
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,115,698